Summary of Significant Accounting Policies - Risk of concentrations of credit, significant customers and significant suppliers (Details) - Customer concentration risk	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total revenue | Customer
Concentration Risk [Line Items]
Concentration risk, percentage		10.70%
Total revenue | Customer A
Concentration Risk [Line Items]
Concentration risk, percentage		10.70%
Accounts receivable | Customer
Concentration Risk [Line Items]
Concentration risk, percentage	30.00%	47.20%
Accounts receivable | Customer C
Concentration Risk [Line Items]
Concentration risk, percentage		23.80%
Accounts receivable | Customer D
Concentration Risk [Line Items]
Concentration risk, percentage		23.40%
Accounts receivable | Customer E
Concentration Risk [Line Items]
Concentration risk, percentage	18.20%
Accounts receivable | Customer F
Concentration Risk [Line Items]
Concentration risk, percentage	11.80%